Virtus Aviva Multi-Strategy Target Return Fund,

a series of Virtus Alternative Solutions Trust

Supplement dated September 17, 2018 to the Summary and

Statutory Prospectuses dated February 28, 2018, as supplemented

Important Notice to Investors

Effective September 17, 2018, Ian Pizer, Ph.D., CFA, is no longer a portfolio manager of Virtus Aviva Multi-Strategy Target Return Fund (the “Fund”). In addition, Mark Robertson is added as a portfolio manager of the Fund. The resulting disclosure changes to the Fund’s prospectuses that are effective on September 17, 2018 are described below.

The disclosure under “Portfolio Management” in the Fund’s summary prospectus and in the summary section of Fund’s statutory prospectus is hereby replaced in its entirety with the following:

>	Peter Fitzgerald, CFA, Chief Investment Officer Multi-Asset & Macro and Portfolio Manager at AIGSL, is a manager of the fund. Mr. Fitzgerald has served as a Portfolio Manager of the fund since inception in July 2015.

>	James McAlevey, CFA, Head of Rates and Portfolio Manager at AIGSL, is a manager of the fund. Mr. McAlevey has served as a Portfolio Manager of the fund since June 2018.

>	Mark Robertson, head of Multi-Strategy Funds at AIGSL, is a manager of the fund. Mr. Robertson has served as a Portfolio Manager of the fund since September 2018.

In the section “Portfolio Management” on page on page 33 of the Fund’s statutory prospectus, the table under the subheading “AIA” is hereby replaced with the following:

Virtus Aviva Multi-Strategy Target Return Fund	Peter Fitzgerald, CFA (since July 2015) James McAlevey, CFA (since June 2018) Mark Robertson (since September 2018)

The portfolio manager biographies under the referenced table are hereby amended by removing the reference to Mr. Pizer and by adding the following information for Mr. Robertson:

Mark Robertson. Mr. Robertson is Head of Multi-Strategy Funds and Portfolio Manager at AIGSL. Prior to joining AIGSL in 2018, Mr. Robertson previously served as Head of Multi-Asset Portfolios (August 2017 to June 2018), Senior Portfolio Manager – Multi Asset (April 2014 to June 2018) and Senior Investment Manager – Multi Asset (May 2011 to April 2015) at NN Investment Partners. NN Investment Partners was known as ING Investment Partners prior to April 7, 2015.

All other disclosure concerning the Fund, including fees, expenses, investment objective, strategies and risks remains unchanged.

Investors should retain this supplement with the Prospectuses for future reference.

VAST 8034/MSTR PMs (9/2018)

Virtus Aviva Multi-Strategy Target Return Fund,

a series of Virtus Alternative Solutions Trust

Supplement dated September 17, 2018 to the Statement of Additional Information (“SAI”)

dated February 28, 2018, as supplemented

Important Notice to Investors

Effective September 17, 2018, Ian Pizer, Ph.D., CFA, is no longer a portfolio manager of Virtus Aviva Multi-Strategy Target Return Fund (the “Fund”). In addition, Mark Robertson is added as a portfolio manager of the Fund. The resulting disclosure changes to the Fund’s SAI that are effective on September 17, 2018, are described below.

The disclosure for the Fund in the table under “Portfolio Managers” on page 88 of the SAI is hereby amended by removing the reference to Mr. Pizer and adding Mr. Robertson as a Portfolio Manager of the Fund.

The disclosure in the table under “Other Accounts Managed (With No Performance-Based Fees)” on page 89 of the SAI is hereby amended by removing the reference to Mr. Pizer and adding a new row showing the following information for Mr. Robertson and an associated footnote:

	Registered Investment Companies		Other Pooled Investment Vehicles (PIVs)		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Mark Robertson*	0	N/A	0	N/A	0	N/A

*As of July 31, 2018.

The disclosure in the table under “Portfolio Manager Fund Ownership” on page 90 of the SAI is hereby amended by removing the reference to Mr. Pizer and adding a new row showing the following information for Mr. Robertson and an associated footnote:

Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned in Fund Managed
Mark Robertson*	Multi-Strategy Target Return Fund	None

*As of July 31, 2018.

Investors should retain this supplement with the SAI for future reference.

VAST 8034B/MSTR PMChanges (9/2018)